Otter Creek Focus Strategy ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 4.8%
Parsons Corp. (a)	6,034	$478,315

Application Software - 3.9%
PTC, Inc. (a)	2,004	387,734

Communication Equipment - 4.1%
F5, Inc. (a)	1,372	407,841

Construction & Engineering - 6.4%
Jacobs Solutions, Inc.	3,049	427,256
Quanta Services, Inc.	680	209,175
		636,431

Electrical Components & Equipment - 2.2%
Vertiv Holdings Co. - Class A	1,899	222,221

Electronic Components - 4.2%
Coherent Corp. (a)	2,396	216,814
Corning, Inc.	3,934	204,883
		421,697

Electronic Equipment & Instruments - 2.0%
Zebra Technologies Corp. - Class A (a)	500	195,970

Electronic Manufacturing Services - 1.6%
Flex Ltd. (a)	3,762	156,687

Environmental & Facilities Services - 7.8%
Clean Harbors, Inc. (a)	1,427	332,491
Veralto Corp.	4,234	437,753
		770,244

Financial Exchanges & Data - 4.9%
Nasdaq, Inc.	5,859	482,430

Health Care - 2.0%
Revvity, Inc.	1,550	195,501

Hotels, Resorts & Cruise Lines - 2.1%
Hilton Worldwide Holdings, Inc.	800	204,856

Independent Power Producers & Energy Traders - 2.2%
Vistra Corp.	1,300	218,439

Industrial Conglomerates - 10.0%
3M Co.	3,324	505,913
GE HealthCare Technologies, Inc.	5,521	487,504
		993,417

Insurance Brokers - 9.5%
Baldwin Insurance Group, Inc. - Class A (a)	14,235	582,923
Brown & Brown, Inc.	3,431	359,089
		942,012

Investment Banking & Brokerage - 2.2%
LPL Financial Holdings, Inc.	600	220,134

Life Sciences Tools & Services - 6.7%
Avantor, Inc. (a)	16,280	362,718
IQVIA Holdings, Inc. (a)	1,502	302,443
		665,161

Movies & Entertainment - 3.2%
Universal Music Group NV - ADR	22,794	317,065

Property & Casualty Insurance - 3.4%
W R Berkley Corp.	5,769	339,390

Rail Transportation - 4.0%
Canadian Pacific Kansas City Ltd.	4,976	396,090

Regional Banks - 3.1%
Seacoast Banking Corp. of Florida	10,897	310,020

Technology Hardware, Storage & Peripherals - 3.5%
CompoSecure, Inc.	21,522	343,061

Transaction & Payment Processing Services - 4.7%
Square, Inc. (a)	5,171	469,630
TOTAL COMMON STOCKS (Cost $9,249,603)		9,774,346

SHORT-TERM INVESTMENTS - 1.6%		Value
Money Market Funds - 1.6%	Shares
MSILF Treasury Portfolio - Class Institutional, 4.22% (b)	157,118	157,118
TOTAL SHORT-TERM INVESTMENTS (Cost $157,118)		157,118

TOTAL INVESTMENTS - 100.1% (Cost $9,406,721)		9,931,464
Liabilities in Excess of Other Assets - (0.1)%		(5,780)
TOTAL NET ASSETS - 100.0%		$9,925,684
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Otter Creek Focus Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,774,346	$–	$–	$9,774,346
Money Market Funds	157,118	–	–	157,118
Total Investments	$9,931,464	$–	$–	$9,931,464

Refer to the Schedule of Investments for further disaggregation of investment categories.